Consolidated Schedule of Investments - Virtus AlphaSimplex Managed Futures ETF

October 31, 2025 (unaudited)

At October 31, 2025, open exchange-traded futures contracts purchased were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australian Dollar Future	12/15/2025	20	$1,309,200	$(8,268)
British Pound Future	12/15/2025	22	1,806,750	(54,048)
Copper Future	12/29/2025	10	1,272,250	77,049
Euro FX Currency Futures	12/15/2025	20	2,888,000	(66,436)
EURO STOXX 50® Index Future	12/19/2025	51	3,332,515	104,576
Euro-Bund Future	12/08/2025	15	2,237,111	(3,831)
Gold Future	12/29/2025	7	2,797,550	44,760
Long Gilt Future	12/29/2025	10	1,229,884	(3,271)
MSCI Emerging Markets Index Future	12/19/2025	43	3,026,340	125,455
S&P 500® E-Mini Future	12/19/2025	9	3,093,300	88,561
SPI 200 Future	12/18/2025	32	4,654,431	(24,043)
TOPIX Index Future	12/11/2025	13	2,812,407	163,156
U.S. Treasury 10 Year Notes Future	12/19/2025	103	11,605,203	(36,935)
U.S. Treasury 2 Year Notes Future	12/31/2025	35	7,288,477	(20,378)
U.S. Treasury Ultra Bond Future	12/19/2025	21	2,546,906	(22,327)
				$364,020
Short Contracts
Brent Crude Future	11/28/2025	(6)	$388,620	$(9,310)
Canadian Dollar Future	12/16/2025	(86)	6,150,290	21,007
Corn Future	3/13/2026	(72)	1,598,400	3,322
Japanese Yen Future	12/15/2025	(67)	5,457,569	192,198
WTI Crude Future	11/20/2025	(7)	426,860	(10,411)
				$196,806

Abbreviations:
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPI — Share Price Index
STOXX — Stock Index of the Eurozone
TOPIX — Tokyo Stock Price Index WTI — West Texas Intermediate

Consolidated Schedule of Investments - Virtus AlphaSimplex Managed Futures ETF

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Futures	820,084	—	—	820,084
Total	$820,084	$—	$—	$820,084
Liability Valuation Inputs
Futures	$259,258	$—	$—	$259,258
Total	$259,258	$—	$—	$259,258